Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other operating expenses [abstract]
Other operating expenses

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Cost related to lease of investment properties	(13,904)	(13,738)	(19,367)
Others	(10,371)	(7,641)	(13,181)

	(24,275)	(21,379)	(32,548)